Offerings	May 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,020,000,000
Maximum Aggregate Offering Price	$ 1,193,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 164,808.54
Rule 457(f)	true
Amount of Securities Received | shares	1,020,000,000
Value of Securities Received, Per Share	1.17
Value of Securities Received	$ 1,193,400,000.00
Fee Note MAOP	$ 1,193,400,000.00
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions, or similar transactions. (2) Relates to shares of common stock, par value $0.0001 per share ("Odyssey Common Stock"), of Odyssey Marine Exploration, Inc. ("Odyssey") and warrants to purchase Odyssey Common Stock, in each case issuable in connection with the proposed merger (the "Merger") of Oceanus Merger Sub, Inc., a newly formed, wholly owned subsidiary of Odyssey, with and into American Ocean Minerals Corporation ("AOM"), consisting of shares of Odyssey Common Stock issuable (a) in exchange for shares of common stock, par value $0.0001 per share, of AOM, (b) upon conversion of preferred stock, par value $0.0001 per share ("Odyssey New Preferred Stock"), of Odyssey registered hereunder, (c) upon exercise of the warrants registered hereunder. The amount of the Odyssey Common Stock to be registered represents the estimated maximum number of shares of Odyssey Common Stock expected to be issued in connection with the Merger. (3) Calculated pursuant to Rule 457(f)(1) under the Securities Act, based on the average of the high and low prices of the Common Stock on the Nasdaq Capital Market on May 5, 2026 ($1.17 per share of the Common Stock).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0,0001 per share
Amount Registered | shares	5,000,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Rule 457(f)	true
Amount of Securities Received | shares	5,000,000
Value of Securities Received, Per Share	0.00
Value of Securities Received	$ 0.00
Fee Note MAOP	$ 0.00
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions, or similar transactions. (4) No separate registration fee is required for the Odyssey New Preferred Stock or warrants registered hereunder because such securities are being registered in connection with the underlying shares of common stock, and the registration fee for such underlying shares of common stock has been included in the calculation above. The filing fee for such securities is therefore included in the filing fee calculated with respect to the shares of common stock issuable upon conversion of the Odyssey New Preferred Stock and exercise of such warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants to purchase common stock, par value $0.0001 per share
Amount Registered | shares	145,000,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Rule 457(f)	true
Amount of Securities Received | shares	145,000,000
Value of Securities Received, Per Share	0.00
Value of Securities Received	$ 0.00
Fee Note MAOP	$ 0.00
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions, or similar transactions. (4) No separate registration fee is required for the Odyssey New Preferred Stock or warrants registered hereunder because such securities are being registered in connection with the underlying shares of common stock, and the registration fee for such underlying shares of common stock has been included in the calculation above. The filing fee for such securities is therefore included in the filing fee calculated with respect to the shares of common stock issuable upon conversion of the Odyssey New Preferred Stock and exercise of such warrants.